COMMITMENTS AND CONTINGENCIES (Details 3) - European Union Value Added Tax Matter - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Accrual of VAT liability	$ 0.4	$ 2.3
Change in estimate of VAT liability	2.0
Possible future costs to settle VAT liabilities, lower range	0.4
Possible future costs to settle VAT liabilities, higher range	0.8
Favorable adjustments to earnings	$ 2.1	$ 0.7	$ 1.1